Stock Options and Other Share-Based Awards (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012 Liberty Incentive Plan	Dec. 31, 2013 Liberty Incentive Plan	Dec. 31, 2012 Liberty Incentive Plan	Dec. 31, 2011 Liberty Incentive Plan	Dec. 31, 2013 Liberty Incentive Plan Stock options tranche	Dec. 31, 2012 Liberty Incentive Plan Stock options	Dec. 31, 2011 Liberty Incentive Plan Stock options	Dec. 31, 2013 Liberty Incentive Plan Restricted stock	Dec. 31, 2012 Liberty Incentive Plan Restricted stock	Dec. 31, 2011 Liberty Incentive Plan Restricted stock	Aug. 31, 2012 Liberty Incentive Plan LINTA tracking-stock	Dec. 31, 2013 Liberty Incentive Plan LINTA	Dec. 31, 2012 Liberty Incentive Plan LINTA	Dec. 31, 2011 Liberty Incentive Plan LINTA	Dec. 31, 2013 Liberty Incentive Plan LINTA Stock options	Dec. 31, 2012 Liberty Incentive Plan LINTA Stock options	Dec. 31, 2011 Liberty Incentive Plan LINTA Stock options	Dec. 31, 2013 Liberty Incentive Plan LINTA Restricted stock	Dec. 31, 2012 Liberty Incentive Plan LINTA Restricted stock	Dec. 31, 2011 Liberty Incentive Plan LINTA Restricted stock	Dec. 31, 2012 Liberty Incentive Plan LINTA Option Exchange	Dec. 31, 2012 Liberty Incentive Plan LVNTA	Dec. 31, 2013 Liberty Incentive Plan LVNTA Stock options	Dec. 31, 2012 Liberty Incentive Plan LVNTA Stock options	Dec. 31, 2013 Liberty Incentive Plan LVNTA Restricted stock	Dec. 31, 2012 Liberty Incentive Plan LVNTA Restricted stock	Dec. 31, 2012 Liberty Incentive Plan LVNTA Option Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tracking stocks after the split																		2
Tracking stock conversion ratio, subsidiary to parent (for each subsidiary share issued)								20
Award term												7 years
Award vesting period												4 years
Award vesting period in equal semi-annual tranches												8
Intrinsic value of options exercised during period									$ 37	$ 97	$ 20
Weighted average grant date fair value of options granted during period																			$ 8.16	$ 6.66	$ 7.32							$ 6.94	$ 15.22					$ 25.69
Forfeiture rate assumed in stock option valuations (annualized)												10.00%
Stock-based compensation expense	10	9	18	19	38	34	22					31	29	18	7	5	4
Unrecognized compensation cost related to options									50
Unrecognized compensation cost, period for recognition																						4 years 9 months 18 days	4 years	4 years 1 month 6 days	1 year 7 months 6 days	2 years 6 months	2 years 1 month 6 days			4 years 6 months	5 years 7 months 6 days	1 year 9 months 18 days	2 years 3 months 18 days
Unrecognized compensation cost related to restricted stock															$ 13